Related party transactions_Major loan and borrowing transactions with related parties (Details) - KRW (₩)		6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017
Disclosure of major loan and borrowing transactions between related parties [Abstract]
Beginning balance of Major loan transations with KumhoTires Co Inc		₩ 57,470,000,000		₩ 50,413,000,000		₩ 50,413,000,000
Beginning balance of Major loan transations with Well to Sea No. 3 Private Equity Fund	[1]	73,810,000,000
Beginning balance of Major loan transations with STX Engine Co Ltd	[2]	39,886,000,000		44,797,000,000		44,797,000,000
Beginning balance of major borrowing transactions		0
Increase (decrease) of major loan transactions with related parties through other changes
Loan to Well to Sea No. 3 Private Equity Fund	[1]	11,190,000,000
Collection from KumhoTires Co Inc		7,057,000,000
Collection from STX Engine Co Ltd	[2]	2,177,000,000		7,088,000,000
Others for STX Engine Co Ltd	[2]	(37,709,000,000)
Ending balance of Major loan transations with KumhoTires Co Inc		50,413,000,000	[3]	50,413,000,000	[3]	57,470,000,000
Ending balance of Major loan transations with Well to Sea No. 3 Private Equity Fund	[1]	85,000,000,000	[3]			73,810,000,000
Ending balance of Major loan transations with STX Engine Co Ltd	[2]			₩ 37,709,000,000	[3]	39,886,000,000
Ending balance of major borrowing transactions		₩ 0				₩ 0
Description of nature of major loan and borrowing transactions with related parties	[3]	Settlement payment caused in operation among the related parties were excluded, and in the case of a limited loan, it was presented as a net increase (decrease).		Settlement payment caused in operation among the related parties were excluded, and in the case of a limited loan, it was presented as a net increase (decrease).
Description of changes of ownership interest of related party	[1],[2]	The entity is in scope for the associates due to contribution as of the year ended December 31, 2017. The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.		The entity is in scope for the associates due to contribution as of the year ended December 31, 2017. The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.

[1]	The entity is in scope for the associates due to contribution as of the year ended December 31, 2017.
[2]	The entity was sold after it was transferred to assets held for sale for the year ended December 31, 2017 and was excluded from the investment in associates as of June 30, 2018.
[3]	Settlement payment caused in operation among the related parties were excluded, and in the case of a limited loan, it was presented as a net increase (decrease).